Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

4     Segment information

Operating segments are components of an enterprise where separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is its Board of Directors. The Group’s operating segments are managed separately because each operating segment represents a strategic business unit. The Group’s reportable operating segments are the six countries in which the Group currently operates, which are Argentina, Brazil, Uruguay, Armenia, Ecuador and Italy.

Assets, liabilities and results of sub-holding and/or holding companies are not allocated and are reported within the “Unallocated” column. This column also includes head office and group services.

The elimination of any intersegment revenues and other significant intercompany operations are included in the “Intrasegment Adjustments” column.

The performance of each reportable segment is measured by its adjusted EBITDA, defined, with respect to each segment, as net income before financial income, financial loss, inflation adjustment, income tax expense, depreciation and amortization for such segment (“Adjusted EBITDA”). The Adjusted EBITDA does not exclude the amortization of the intangible asset related to the fixed fee payable to the corresponding governments for the operation of the airport concessions.

In addition, the CODM considers each reportable segment’s Adjusted EBITDA before Construction Services margin as a relevant performance measure.

Adjusted EBITDA excluding Construction Services is defined, with respect to each segment, as net income before construction services revenue, financial income, construction services cost, financial loss, inflation adjustment, income tax expense, depreciation and amortization for such segment. The Adjusted EBITDA excluding construction services revenue and construction services cost (which are based on the principles of IFRIC 12) does not exclude the amortization of the intangible asset related to the fixed fee payable to the corresponding governments for the operation of airport concessions.

4       Segment information (Cont.)

Geographical information

							Total reportable	Intrasegment
	Argentina	Brazil	Uruguay	Armenia	Ecuador	Italy	segment	Adjustments	Unallocated	Total
Year ended December 31, 2024
Aeronautical revenue (*)	512,153	40,809	81,033	90,534	81,438	70,762	876,729	—	—	876,729
Non-aeronautical revenue (*)
Commercial revenue	376,187	68,817	75,137	150,453	28,748	47,208	746,550	(11,893)	4,031	738,688
Construction service revenue	155,641	1,498	37,903	11,840	75	16,404	223,361	—	—	223,361
Other revenue	—	—	16	—	—	4,413	4,429	(4,125)	4,185	4,489
Revenue	1,043,981	111,124	194,089	252,827	110,261	138,787	1,851,069	(16,018)	8,216	1,843,267
Salaries and social security contributions	(184,764)	(22,456)	(27,311)	(21,120)	(12,763)	(28,367)	(296,781)	—	(1,147)	(297,928)
Concession fees	(130,156)	(21,947)	(21,672)	—	(36,580)	(8,313)	(218,668)	8,067	—	(210,601)
Construction service cost	(155,375)	(1,498)	(37,903)	(11,495)	(75)	(10,488)	(216,834)	—	—	(216,834)
Maintenance expense	(132,313)	(5,594)	(16,034)	(6,010)	(4,749)	(8,486)	(173,186)	4	(19)	(173,201)
Amortization and depreciation	(110,829)	(11,190)	(9,553)	(21,347)	(7,092)	(10,563)	(170,574)	—	(11,897)	(182,471)
Cost of fuel	—	(267)	(3,519)	(94,922)	—	—	(98,708)	19	—	(98,689)
Other operational expenditures	(123,586)	(19,502)	(23,440)	(15,948)	(22,388)	(39,923)	(244,787)	7,928	(18,858)	(255,717)
Operational expenditure	(837,023)	(82,454)	(139,432)	(170,842)	(83,647)	(106,140)	(1,419,538)	16,018	(31,921)	(1,435,441)
Other operating income	22,705	22,110	23	336	64	1,041	46,279	—	111	46,390
Other operating expenses	(5,233)	(447)	(265)	(991)	(27)	—	(6,963)	—	—	(6,963)
Operating income / (loss)	224,430	50,333	54,415	81,330	26,651	33,688	470,847	—	(23,594)	447,253
Share of income / (loss) in associates	(1)	—	—	—	—	12	11	—	(1,007)	(996)
Amortization and depreciation	110,829	11,190	9,553	21,347	7,092	10,563	170,574	—	11,897	182,471
Adjusted Ebitda	335,258	61,523	63,968	102,677	33,743	44,263	641,432	—	(12,704)	628,728
Construction services revenue	(155,641)	(1,498)	(37,903)	(11,840)	(75)	(16,404)	(223,361)	—	—	(223,361)
Construction services cost	155,375	1,498	37,903	11,495	75	10,488	216,834	—	—	216,834
Adjusted Ebitda excluding Construction Services	334,992	61,523	63,968	102,332	33,743	38,347	634,905	—	(12,704)	622,201
Construction services revenue	155,641	1,498	37,903	11,840	75	16,404	223,361	—	—	223,361
Construction services cost	(155,375)	(1,498)	(37,903)	(11,495)	(75)	(10,488)	(216,834)	—	—	(216,834)
Adjusted Ebitda	335,258	61,523	63,968	102,677	33,743	44,263	641,432	—	(12,704)	628,728
Financial income										71,430
Financial loss										110,305
Inflation adjustment										(21,260)
Amortization and depreciation										(182,471)
Income before income tax										606,732
Income tax										(298,820)
Net income for the year										307,912

Current assets	242,657	66,824	42,502	70,306	64,789	54,069	541,147	(92,626)	316,993	765,514
Non-current assets	1,999,467	461,164	227,452	185,355	47,605	253,599	3,174,642	(47,044)	288,338	3,415,936
Capital Expenditure	155,747	2,610	36,479	17,514	4,164	19,170	235,684	—	28	235,712
Current liabilities	253,577	181,138	30,102	17,211	54,374	65,191	601,593	(92,626)	94,763	603,730
Non-current liabilities	846,196	704,842	62,821	—	4,282	124,224	1,742,365	(47,044)	364,439	2,059,760

(*) Mainly includes revenues recognized over time, see Note 5.

4       Segment information (Cont.)

Geographical information (Cont.)

							Total reportable	Intrasegment
	Argentina	Brazil	Uruguay	Armenia	Ecuador	Italy	segment	Adjustments	Unallocated	Total
Year ended December 31, 2023
Aeronautical revenue (*)	296,393	45,656	65,428	88,519	78,336	70,121	644,453	—	—	644,453
Non-aeronautical revenue (*)							—
Commercial revenue	251,274	64,838	68,077	160,355	26,871	39,908	611,323	(11,598)	3,926	603,651
Construction service revenue	93,014	151	31,705	3,630	21	16,201	144,722	—	—	144,722
Other revenue	—	—	20	—	—	7,192	7,212	(3,997)	3,997	7,212
Revenue	640,681	110,645	165,230	252,504	105,228	133,422	1,407,710	(15,595)	7,923	1,400,038
Salaries and social security contributions	(109,260)	(24,592)	(25,221)	(18,988)	(12,276)	(27,554)	(217,891)	—	(1,067)	(218,958)
Concession fees	(79,930)	(22,551)	(18,748)	—	(35,122)	(7,630)	(163,981)	7,736	—	(156,245)
Construction service cost	(92,899)	(151)	(31,705)	(3,524)	(21)	(9,971)	(138,271)	—	—	(138,271)
Maintenance expense	(66,423)	(7,359)	(14,878)	(5,757)	(5,675)	(7,657)	(107,749)	19	(19)	(107,749)
Amortization and depreciation	(60,534)	(12,035)	(8,154)	(19,638)	(6,688)	(10,695)	(117,744)	—	(12,238)	(129,982)
Cost of fuel	—	(356)	(3,740)	(109,242)	—	—	(113,338)	271	—	(113,067)
Other operational expenditures	(66,197)	(23,324)	(20,515)	(14,653)	(20,330)	(41,281)	(186,300)	7,569	(10,343)	(189,074)
Operational expenditure	(475,243)	(90,368)	(122,961)	(171,802)	(80,112)	(104,788)	(1,045,274)	15,595	(23,667)	(1,053,346)
Impairment loss of non-financial assets (**)	—	103,764	—	—	—	(926)	102,838	—	—	102,838
Other operating income (**)	13,426	82,793	60	361	240	710	97,590	—	2,970	100,560
Other operating expenses	(7,344)	(542)	(506)	(1,021)	(38)	—	(9,451)	—	(2)	(9,453)
Operating income / (loss)	171,520	206,292	41,823	80,042	25,318	28,418	553,413	—	(12,776)	540,637
Share of income / (loss) in associates	(5)	—	—	—	—	14	9	—	7,099	7,108
Amortization and depreciation	60,534	12,035	8,154	19,638	6,688	10,695	117,744	—	12,238	129,982
Adjusted Ebitda	232,049	218,327	49,977	99,680	32,006	39,127	671,166	—	6,561	677,727
Construction services revenue	(93,014)	(151)	(31,705)	(3,630)	(21)	(16,201)	(144,722)	—	—	(144,722)
Construction services cost	92,898	151	31,705	3,524	21	9,972	138,271	—	—	138,271
Adjusted Ebitda excluding Construction Services	231,933	218,327	49,977	99,574	32,006	32,898	664,715	—	6,561	671,276
Construction services revenue	93,014	151	31,705	3,630	21	16,201	144,722	—	—	144,722
Construction services cost	(92,898)	(151)	(31,705)	(3,524)	(21)	(9,972)	(138,271)	—	—	(138,271)
Adjusted Ebitda	232,049	218,327	49,977	99,680	32,006	39,127	671,166	—	6,561	677,727
Financial income										101,598
Financial loss										(406,570)
Inflation adjustment										(40,547)
Amortization and depreciation										(129,982)
Income before income tax										202,226
Income tax										24,241
Net income for the year										226,467

Current assets	183,795	188,160	49,871	91,159	59,737	68,197	640,919	(85,454)	194,445	749,910
Non-current assets	1,170,392	667,193	197,529	154,754	53,782	267,568	2,511,218	(768)	281,616	2,792,066
Capital Expenditure	93,326	1,727	38,725	7,073	3,267	17,504	161,622	—	—	161,622
Current liabilities	127,079	221,843	29,968	34,076	54,106	139,248	606,320	(85,454)	165,062	685,928
Non-current liabilities	673,245	907,835	62,073	—	7,329	78,834	1,729,316	(768)	323,591	2,052,139

(*) Mainly includes revenues recognized over time, see Note 5.

(**) The Brazilian segment includes the impact of the compensation received regarding the Natal airport, see Note 26.b.

4       Segment information (Cont.)

Geographical information (Cont.)

							Total reportable	Intrasegment
	Argentina	Brazil	Uruguay	Armenia	Ecuador	Italy	segment	Adjustments	Unallocated	Total
Year ended December 31, 2022
Aeronautical revenue (*)	330,288	36,610	43,450	60,662	68,370	70,371	609,751	—	—	609,751
Non-aeronautical revenue (*)
Commercial revenue	308,346	52,700	56,171	145,059	25,060	32,449	619,785	(10,652)	3,412	612,545
Construction service revenue	124,210	—	13,169	1,819	2,769	7,829	149,796	—	—	149,796
Other revenue	—	—	13	—	—	6,558	6,571	(1,737)	1,737	6,571
Revenue	762,844	89,310	112,803	207,540	96,199	117,207	1,385,903	(12,389)	5,149	1,378,663
Salaries and social security contributions	(129,366)	(23,409)	(20,385)	(13,826)	(10,106)	(40,075)	(237,167)	—	(1,034)	(238,201)
Concession fees	(93,772)	(20,213)	(14,891)	—	(30,985)	(5,983)	(165,844)	7,336	—	(158,508)
Construction service cost	(124,016)	—	(13,169)	(1,767)	(2,769)	(6,134)	(147,855)	—	—	(147,855)
Maintenance expense	(76,022)	(5,653)	(10,932)	(4,992)	(3,992)	(7,757)	(109,348)	1	(19)	(109,366)
Amortization and depreciation	(87,363)	(11,228)	(7,381)	(17,650)	(6,434)	(11,122)	(141,178)	—	(11,953)	(153,131)
Cost of fuel	—	(358)	(1,372)	(105,440)	—	—	(107,170)	—	—	(107,170)
Other operational expenditures	(72,402)	(23,418)	(16,398)	(12,049)	(19,365)	(40,517)	(184,149)	5,052	(11,005)	(190,102)
Operational expenditure	(582,941)	(84,279)	(84,528)	(155,724)	(73,651)	(111,588)	(1,092,711)	12,389	(24,011)	(1,104,333)
Impairment loss of non-financial assets	—	—	—	—	—	(111)	(111)	—	—	(111)
Other operating income	15,859	16,254	159	175	91	4,796	37,334	—	6	37,340
Other operating expenses	(5,232)	(424)	(478)	(769)	(77)	—	(6,980)	—	(4)	(6,984)
Operating (loss) / income	190,530	20,861	27,956	51,222	22,562	10,304	323,435	—	(18,860)	304,575
Share of income / (loss) in associates	(24)	—	—	—	—	(257)	(281)	—	(689)	(970)
Amortization and depreciation	87,363	11,228	7,381	17,650	6,434	11,122	141,178	—	11,953	153,131
Adjusted Ebitda	277,869	32,089	35,337	68,872	28,996	21,169	464,332	—	(7,596)	456,736
Construction services revenue	(124,210)	—	(13,169)	(1,819)	(2,769)	(7,829)	(149,796)	—	—	(149,796)
Construction services cost	124,018	—	13,169	1,766	2,769	6,133	147,855	—	—	147,855
Adjusted Ebitda excluding Construction Services	277,677	32,089	35,337	68,819	28,996	19,473	462,391	—	(7,596)	454,795
Construction services revenue	124,210	—	13,169	1,819	2,769	7,829	149,796	—	—	149,796
Construction services cost	(124,018)	—	(13,169)	(1,766)	(2,769)	(6,133)	(147,855)	—	—	(147,855)
Adjusted Ebitda	277,869	32,089	35,337	68,872	28,996	21,169	464,332	—	(7,596)	456,736
Financial income										63,859
Financial loss										(196,405)
Inflation adjustment										19,459
Amortization and depreciation										(153,131)
Income before income tax										190,518
Income tax										(24,883)
Net income for the year										165,635

(*) Mainly includes revenues recognized over time, see Note 5.